Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - Scenario probability weighting and Macroeconomic variables used in calculation of ECL (audited) (Details)
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(100.00%)
Baseline [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(24.70%)	(40.80%)
Baseline [member] | GDP [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.70%)	(1.50%)
Baseline [member] | GDP [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.30%)	(1.30%)
Baseline [member] | GDP [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.30%)	(1.50%)
Baseline [member] | GDP [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.60%)	(1.60%)
Baseline [member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(1.60%)	(2.10%)
Baseline [member] | GDP [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.90%)	(2.10%)
Baseline [member] | GDP [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.10%)	(1.90%)
Baseline [member] | GDP [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.90%)	(1.90%)
Baseline [member] | GDP [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(1.20%)	(0.30%)
Baseline [member] | GDP [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(1.00%)	(0.50%)
Baseline [member] | GDP [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.70%)	(1.50%)
Baseline [member] | GDP [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(1.60%)	(2.10%)
Baseline [member] | Unemployment [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.70%)	(4.10%)
Baseline [member] | Unemployment [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.70%)	(4.10%)
Baseline [member] | Unemployment [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.40%)	(4.20%)
Baseline [member] | Unemployment [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.80%)	(4.20%)
Baseline [member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.40%)	(3.90%)
Baseline [member] | Unemployment [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.90%)	(3.60%)
Baseline [member] | Unemployment [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.70%)	(3.90%)
Baseline [member] | Unemployment [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.60%)	(4.00%)
Baseline [member] | Unemployment [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(7.40%)	(4.20%)
Baseline [member] | Unemployment [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(7.50%)	(4.00%)
Baseline [member] | Unemployment [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.70%)	(4.10%)
Baseline [member] | Unemployment [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.40%)	(3.90%)
Baseline [member] | HPI [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.60%)	(2.80%)
Baseline [member] | HPI [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.40%)	(1.90%)
Baseline [member] | HPI [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.30%)	(3.10%)
Baseline [member] | HPI [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.00%)	(3.60%)
Baseline [member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.80%)	(3.20%)
Baseline [member] | HPI [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.80%)	(3.40%)
Baseline [member] | HPI [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.70%)	(2.90%)
Baseline [member] | HPI [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.70%)	(2.80%)
Baseline [member] | HPI [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.60%)	(0.30%)
Baseline [member] | HPI [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.70%)	(1.00%)
Baseline [member] | HPI [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.60%)	(2.80%)
Baseline [member] | HPI [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.80%)	(3.20%)
Baseline [member] | Bank Rate [Member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.00%	(0.70%)
Baseline [member] | Bank Rate [Member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.00%	(0.60%)
Baseline [member] | Bank Rate [Member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(0.50%)
Baseline [member] | Bank Rate [Member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.00%	(0.80%)
Baseline [member] | Bank Rate [Member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(0.50%)
Baseline [member] | Bank Rate [Member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.00%	(0.70%)
Baseline [member] | Federal Funds Rate [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(1.80%)
Baseline [member] | Federal Funds Rate [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(1.70%)
Baseline [member] | Federal Funds Rate [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(1.50%)
Baseline [member] | Federal Funds Rate [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(1.70%)
Baseline [member] | Federal Funds Rate [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(1.50%)
Baseline [member] | Federal Funds Rate [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(1.80%)
Downside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(15.40%)	(3.30%)
Downside 2 [member] | GDP [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(22.10%)	(4.60%)
Downside 2 [member] | GDP [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.90%)	(2.30%)
Downside 2 [member] | GDP [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.50%)	(2.70%)
Downside 2 [member] | GDP [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.60%)	(0.30%)
Downside 2 [member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(10.60%)	(3.00%)
Downside 2 [member] | GDP [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.40%)	(1.20%)
Downside 2 [member] | GDP [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.60%)	(2.60%)
Downside 2 [member] | GDP [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.10%)	(0.60%)
Downside 2 [member] | GDP [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(11.00%)	(5.70%)
Downside 2 [member] | GDP [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.00%)	(5.30%)
Downside 2 [member] | GDP [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.90%)	(0.60%)
Downside 2 [member] | GDP [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(0.10%)
Downside 2 [member] | Unemployment [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(10.10%)	(8.80%)
Downside 2 [member] | Unemployment [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(8.00%)	(5.70%)
Downside 2 [member] | Unemployment [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(9.30%)	(8.20%)
Downside 2 [member] | Unemployment [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(7.80%)	(8.70%)
Downside 2 [member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(13.70%)	(8.50%)
Downside 2 [member] | Unemployment [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(13.40%)	(4.90%)
Downside 2 [member] | Unemployment [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(11.90%)	(7.70%)
Downside 2 [member] | Unemployment [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(10.10%)	(8.50%)
Downside 2 [member] | Unemployment [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(10.10%)	(8.80%)
Downside 2 [member] | Unemployment [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(13.70%)	(8.50%)
Downside 2 [member] | Unemployment [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(7.20%)	(7.00%)
Downside 2 [member] | Unemployment [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(10.40%)	(6.60%)
Downside 2 [member] | HPI [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(18.30%)	(31.10%)
Downside 2 [member] | HPI [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(13.60%)	(7.80%)
Downside 2 [member] | HPI [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(10.80%)	(22.20%)
Downside 2 [member] | HPI [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.50%)	(5.80%)
Downside 2 [member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(15.90%)	(16.70%)
Downside 2 [member] | HPI [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(17.20%)	(4.40%)
Downside 2 [member] | HPI [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.70%)	(13.60%)
Downside 2 [member] | HPI [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.60%)	(2.90%)
Downside 2 [member] | HPI [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(23.00%)	(32.40%)
Downside 2 [member] | HPI [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(17.80%)	(19.80%)
Downside 2 [member] | HPI [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.60%)	(6.90%)
Downside 2 [member] | HPI [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.00%)	(3.40%)
Downside 2 [member] | Bank Rate [Member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.60%)	(4.00%)
Downside 2 [member] | Bank Rate [Member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.20%)	(2.70%)
Downside 2 [member] | Bank Rate [Member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.20%)	(4.00%)
Downside 2 [member] | Bank Rate [Member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(4.00%)
Downside 2 [member] | Bank Rate [Member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.20%)	(1.50%)
Downside 2 [member] | Bank Rate [Member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(3.10%)
Downside 2 [member] | Federal Funds Rate [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(1.30%)	(3.50%)
Downside 2 [member] | Federal Funds Rate [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(3.10%)
Downside 2 [member] | Federal Funds Rate [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(3.50%)
Downside 2 [member] | Federal Funds Rate [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(3.50%)
Downside 2 [member] | Federal Funds Rate [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(2.50%)
Downside 2 [member] | Federal Funds Rate [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(3.20%)
Downside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(15.50%)	(22.70%)
Downside 1 [member] | GDP [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(22.10%)	(0.20%)
Downside 1 [member] | GDP [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(0.60%)
Downside 1 [member] | GDP [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.60%)	(0.30%)
Downside 1 [member] | GDP [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.20%)	(0.60%)
Downside 1 [member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(10.60%)	(0.50%)
Downside 1 [member] | GDP [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.40%)	(1.20%)
Downside 1 [member] | GDP [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.60%)	(0.40%)
Downside 1 [member] | GDP [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.30%)	(0.80%)
Downside 1 [member] | GDP [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(7.00%)	(0.10%)
Downside 1 [member] | GDP [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.00%)	(0.20%)
Downside 1 [member] | GDP [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(0.80%)
Downside 1 [member] | GDP [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.80%)	(1.30%)
Downside 1 [member] | Unemployment [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(8.40%)	(5.80%)
Downside 1 [member] | Unemployment [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(7.30%)	(4.70%)
Downside 1 [member] | Unemployment [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(8.00%)	(5.70%)
Downside 1 [member] | Unemployment [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.90%)	(5.70%)
Downside 1 [member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(13.00%)	(5.40%)
Downside 1 [member] | Unemployment [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(11.00%)	(4.00%)
Downside 1 [member] | Unemployment [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(8.90%)	(5.10%)
Downside 1 [member] | Unemployment [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.90%)	(5.30%)
Downside 1 [member] | Unemployment [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(8.40%)	(5.80%)
Downside 1 [member] | Unemployment [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(11.50%)	(5.40%)
Downside 1 [member] | Unemployment [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.50%)	(5.10%)
Downside 1 [member] | Unemployment [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(8.30%)	(4.70%)
Downside 1 [member] | HPI [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.50%)	(6.30%)
Downside 1 [member] | HPI [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.70%)	(2.60%)
Downside 1 [member] | HPI [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.50%)	(4.10%)
Downside 1 [member] | HPI [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(1.70%)	(1.70%)
Downside 1 [member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.70%)	(0.30%)
Downside 1 [member] | HPI [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.90%)	(1.20%)
Downside 1 [member] | HPI [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(1.80%)	(0.50%)
Downside 1 [member] | HPI [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.60%)	(0.80%)
Downside 1 [member] | HPI [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(10.00%)	(8.20%)
Downside 1 [member] | HPI [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.90%)	(0.50%)
Downside 1 [member] | HPI [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.20%)	(1.10%)
Downside 1 [member] | HPI [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.80%)	(1.60%)
Downside 1 [member] | Bank Rate [Member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.60%)	(2.80%)
Downside 1 [member] | Bank Rate [Member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(1.70%)
Downside 1 [member] | Bank Rate [Member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(2.80%)
Downside 1 [member] | Bank Rate [Member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.00%	(2.80%)
Downside 1 [member] | Bank Rate [Member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(0.80%)
Downside 1 [member] | Bank Rate [Member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	0.00%	(2.10%)
Downside 1 [member] | Federal Funds Rate [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(1.30%)	(3.00%)
Downside 1 [member] | Federal Funds Rate [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(2.60%)
Downside 1 [member] | Federal Funds Rate [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(3.00%)
Downside 1 [member] | Federal Funds Rate [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(3.00%)
Downside 1 [member] | Federal Funds Rate [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(2.00%)
Downside 1 [member] | Federal Funds Rate [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(2.80%)
Upside 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(20.20%)	(10.10%)
Upside 2 [member] | GDP [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(14.20%)	(15.40%)
Upside 2 [member] | GDP [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(12.20%)	(3.00%)
Upside 2 [member] | GDP [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.30%)	(4.00%)
Upside 2 [member] | GDP [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.90%)	(3.40%)
Upside 2 [member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(15.70%)	(17.90%)
Upside 2 [member] | GDP [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(7.10%)	(3.40%)
Upside 2 [member] | GDP [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.60%)	(4.20%)
Upside 2 [member] | GDP [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.00%)	(3.60%)
Upside 2 [member] | GDP [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.00%)	(0.90%)
Upside 2 [member] | GDP [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.40%)	(1.00%)
Upside 2 [member] | GDP [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.50%)	(2.90%)
Upside 2 [member] | GDP [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.90%)	(3.40%)
Upside 2 [member] | Unemployment [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.00%)	(3.40%)
Upside 2 [member] | Unemployment [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.20%)	(3.70%)
Upside 2 [member] | Unemployment [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.50%)	(3.40%)
Upside 2 [member] | Unemployment [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.80%)	(3.50%)
Upside 2 [member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.80%)	(3.00%)
Upside 2 [member] | Unemployment [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.50%)	(3.30%)
Upside 2 [member] | Unemployment [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.30%)	(3.00%)
Upside 2 [member] | Unemployment [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.10%)	(3.00%)
Upside 2 [member] | Unemployment [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(7.40%)	(3.90%)
Upside 2 [member] | Unemployment [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.10%)	(3.50%)
Upside 2 [member] | Unemployment [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.00%)	(3.60%)
Upside 2 [member] | Unemployment [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.30%)	(3.20%)
Upside 2 [member] | HPI [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(48.20%)	(41.10%)
Upside 2 [member] | HPI [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.60%)	(6.80%)
Upside 2 [member] | HPI [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(10.40%)	(10.80%)
Upside 2 [member] | HPI [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(10.80%)	(9.90%)
Upside 2 [member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(42.20%)	(35.80%)
Upside 2 [member] | HPI [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(8.80%)	(7.40%)
Upside 2 [member] | HPI [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(9.10%)	(7.60%)
Upside 2 [member] | HPI [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(8.90%)	(7.20%)
Upside 2 [member] | HPI [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(1.10%)	(1.00%)
Upside 2 [member] | HPI [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(1.70%)	(1.60%)
Upside 2 [member] | HPI [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(8.20%)	(7.10%)
Upside 2 [member] | HPI [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(7.30%)	(6.30%)
Upside 2 [member] | Bank Rate [Member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(0.50%)
Upside 2 [member] | Bank Rate [Member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(0.60%)
Upside 2 [member] | Bank Rate [Member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(0.50%)
Upside 2 [member] | Bank Rate [Member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(0.50%)
Upside 2 [member] | Bank Rate [Member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(0.50%)
Upside 2 [member] | Bank Rate [Member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(0.60%)
Upside 2 [member] | Federal Funds Rate [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(1.50%)
Upside 2 [member] | Federal Funds Rate [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(1.70%)
Upside 2 [member] | Federal Funds Rate [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.40%)	(1.50%)
Upside 2 [member] | Federal Funds Rate [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.60%)	(1.50%)
Upside 2 [member] | Federal Funds Rate [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(1.50%)
Upside 2 [member] | Federal Funds Rate [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.50%)	(1.70%)
Upside 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(24.20%)	(23.10%)
Upside 1 [member] | GDP [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(8.80%)	(11.70%)
Upside 1 [member] | GDP [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(9.30%)	(2.20%)
Upside 1 [member] | GDP [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.90%)	(2.80%)
Upside 1 [member] | GDP [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.40%)	(2.50%)
Upside 1 [member] | GDP [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(12.80%)	(14.90%)
Upside 1 [member] | GDP [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.50%)	(2.80%)
Upside 1 [member] | GDP [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.00%)	(3.30%)
Upside 1 [member] | GDP [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.70%)	(2.90%)
Upside 1 [member] | GDP [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.50%)	(0.60%)
Upside 1 [member] | GDP [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.10%)	(0.80%)
Upside 1 [member] | GDP [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(1.60%)	(2.20%)
Upside 1 [member] | GDP [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(2.40%)	(2.90%)
Upside 1 [member] | Unemployment [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.00%)	(3.80%)
Upside 1 [member] | Unemployment [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.40%)	(3.90%)
Upside 1 [member] | Unemployment [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.00%)	(3.80%)
Upside 1 [member] | Unemployment [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.20%)	(3.90%)
Upside 1 [member] | Unemployment [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(3.80%)	(3.50%)
Upside 1 [member] | Unemployment [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.00%)	(3.50%)
Upside 1 [member] | Unemployment [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.80%)	(3.60%)
Upside 1 [member] | Unemployment [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.60%)	(3.70%)
Upside 1 [member] | Unemployment [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(7.40%)	(4.00%)
Upside 1 [member] | Unemployment [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.70%)	(3.70%)
Upside 1 [member] | Unemployment [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.30%)	(3.90%)
Upside 1 [member] | Unemployment [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.70%)	(3.70%)
Upside 1 [member] | HPI [member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(30.80%)	(28.80%)
Upside 1 [member] | HPI [member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(4.60%)	(5.00%)
Upside 1 [member] | HPI [member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.10%)	(7.00%)
Upside 1 [member] | HPI [member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.10%)	(6.80%)
Upside 1 [member] | HPI [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(30.90%)	(23.70%)
Upside 1 [member] | HPI [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.80%)	(5.10%)
Upside 1 [member] | HPI [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.70%)	(4.70%)
Upside 1 [member] | HPI [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(6.30%)	(4.40%)
Upside 1 [member] | HPI [member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.80%)	(0.70%)
Upside 1 [member] | HPI [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(1.40%)	(1.40%)
Upside 1 [member] | HPI [member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.50%)	(5.20%)
Upside 1 [member] | HPI [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(5.50%)	(4.30%)
Upside 1 [member] | Bank Rate [Member] | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(0.50%)
Upside 1 [member] | Bank Rate [Member] | UK | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(0.60%)
Upside 1 [member] | Bank Rate [Member] | UK | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(0.50%)
Upside 1 [member] | Bank Rate [Member] | UK | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(0.50%)
Upside 1 [member] | Bank Rate [Member] | Expected Worst Point | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(0.50%)
Upside 1 [member] | Bank Rate [Member] | 5-year averages | UK
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.20%)	(0.60%)
Upside 1 [member] | Federal Funds Rate [member] | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.10%)	(1.50%)
Upside 1 [member] | Federal Funds Rate [member] | US | Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(1.70%)
Upside 1 [member] | Federal Funds Rate [member] | US | One to two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(1.50%)
Upside 1 [member] | Federal Funds Rate [member] | US | Two to three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.50%)	(1.50%)
Upside 1 [member] | Federal Funds Rate [member] | Expected Worst Point | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.30%)	(1.50%)
Upside 1 [member] | Federal Funds Rate [member] | 5-year averages | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Expected credit loss rate	(0.50%)	(1.70%)